Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2019		Dec. 31, 2018	[2]	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	$ 1,640	[1]
According to IAS 17 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset
Other payables	(57)
Liability in respect of IFRS 16
Other long-term liabilities	(244)
The change [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	1,891
Other payables	57
Liability in respect of IFRS 16	(2,192)
Other long-term liabilities	244
IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	1,891
Other payables
Liability in respect of IFRS 16	(2,192)
Other long-term liabilities

[1]	As from January 1, 2019, the Group applies IFRS 16, see note 3A.
[2]	The December 31, 2018 balances were derived from the Company's audited annual financial statements.